UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Egerton Capital Limited

Address:   STRATTON HOUSE
           5 STRATTON STREET
           LONDON ENGLAND W1J 8LA

13F File Number: 028-04857

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      John Armitage
Title:     Managing Director, Egerton Capital Limited
Phone:     011442074109090


Signature, Place and Date of Signing:

/s/ John Armitage                London, England          October 29, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      21

Form 13F Information Table Value Total:   $2,601,518
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


----          -------------------               ------------------------------


                                                       FORM 13F INFORMATION TABLE
                                                         EGERTON CAPITAL LIMITED
                                                           SEPTEMBER 30, 2012


COLUMN 1                       COLUMN  2    COLUMN 3   COLUMN 4      COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8

                               TITLE                   VALUE     SHRS OR    SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS     CUSIP      (x1000)   PRN AMT    PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED      NONE
--------------                 ---------    -----      -------   -------    --- ----   ----------  --------  ----  ------      -----
ACCENTURE PLC IRELAND          SHS CLASS A  G1151C101   15,743      224,800 SH                                        224,800
AUTOLIV INC                    COM          052800109   29,648      478,424 SH                                        478,424
AMERICAN INTL GROUP INC        COM NEW      026874784   89,394    2,726,248 SH                                      2,726,248
APPLE INC                      COM          037833100  134,634      201,817 SH                                        201,817
CF INDS HLDGS INC              COM          125269100  130,213      585,910 SH                                        585,910
CHECK POINT SOFTWARE TECH LT   ORD          M22465104   54,830    1,138,504 SH                                      1,138,504
COGNIZANT TECHNOLOGY SOLUTIO   CL A         192446102  138,143    1,976,584 SH                                      1,976,584
COMCAST CORP NEW               CL A         20030N101  114,184    3,193,964 SH                                      3,193,964
DISNEY WALT CO                 COM DISNEY   254687106  303,461    5,804,528 SH                                      5,804,528
FISERV INC                     COM          337738108   51,399      694,300 SH                                        694,300
GOOGLE INC                     CL A         38259P508  188,959      250,443 SH                                        250,443
MASTERCARD INC                 CL A         57636Q104  150,945      334,333 SH                                        334,333
MONSANTO CO NEW                COM          61166W101   31,798      349,353 SH                                        349,353
NEWS CORP                      CL A         65248E104  372,496   15,197,718 SH                                     15,197,718
PNC FINL SVCS GROUP INC        COM          693475105   46,117      730,850 SH                                        730,850
SCHLUMBERGER LTD               COM          806857108  156,722    2,166,765 SH                                      2,166,765
SIGNET JEWELERS LIMITED        SHS          G81276100  120,684    2,475,063 SH                                      2,475,063
VIRGIN MEDIA INC               COM          92769L101    4,804      163,287 SH                                        163,287
VISA INC                       COM CL A     92826C839  237,991    1,772,347 SH                                      1,772,347
WELLS FARGO & CO NEW           COM          949746101  104,297    3,020,479 SH                                      3,020,479
WILLIAMS SONOMA INC            COM          969904101  125,056    2,844,116 SH                                      2,844,116






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